NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
AUG 2 2 2007
1086

By Facsimile and First Class Mail

August 22, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33668

Dear Ms. Peters:

This is to certify that on August 22, 2007 The Nasdaq Stock Market (the "Exchange") received from Vuance Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary shares, par value NIS 0.0588235 each

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

[signature]

PROCESSED
AUG 2 8 2007
THOMSON
FINANCIAL

07073892

END